Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2013	2012	classification	2013	2012	classification	2013	2012
Derivatives designated as
hedging instruments:
Forward contracts	$-	$281,000	Other assets	$-	$31	Other liabilities	$-	$521
Total derivatives designated
as hedging instruments	$-	$281,000		$-	$31		$-	$521
Derivatives not designated
as hedging instruments:
Forward contracts	$129,600	$53,100	Trading account securities	$83	$10	Other liabilities	$20	$18
Forward contracts	152,800	-	Other assets	658	-	Other liabilities	25	-
Interest rate swaps	283,440	766,668	Other assets	13,289	28,136	Other liabilities	15,196	31,008
Foreign currency forward contracts	-	143	Other assets	-	2	Other liabilities	-	1
Interest rate caps	97,338	-	Other assets	1,192	-	Other liabilities	1,192	-
Indexed options on deposits	85,729	86,389	Other assets	19,571	13,756	-	-	-
Bifurcated embedded options	83,087	83,620	-	-	-	Interest bearing deposits	15,945	11,037
Total derivatives not
designated as
hedging instruments:	$831,994	$989,920		$34,793	$41,904		$32,378	$42,064
Total derivative assets
and liabilities	$831,994	$1,270,920		$34,793	$41,935		$32,378	$42,585

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2013
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$2,286	Mortgage banking activities	$1,839	$577
Total	$2,286		$1,839	$577

Year ended December 31, 2012
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(13,509)	Mortgage banking activities	$14,119	$(44)
Total	$(13,509)		$14,119	$(44)

Year ended December 31, 2011
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(11,678)	Mortgage banking activities	$9,686	$(116)
Total	$(11,678)		$9,686	$(116)

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2013	2012	2011
Forward contracts	Mortgage banking activities	$9,039	$(8,046)	$(32,517)
Interest rate swaps	Other operating income	965	2,953	(1,382)
Foreign currency forward contracts	Other operating income	18	31	23
Foreign currency forward contracts	Interest expense	(1)	(5)	3
Indexed options on deposits	Interest expense	5,296	1,965	(20)
Bifurcated embedded options	Interest expense	(4,230)	(1,735)	920
Total		$11,087	$(4,837)	$(32,973)